LEASES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Leases [Abstract]
Payments related to short term leases	$ 1		$ 2	$ 1
Interest expense on lease liabilities			1	1
Cash outflow for leases	$ 4	$ 3	$ 8	$ 7
Information about lessee's exposure arising from residual value guarantees			1000000	1000000